Long-term Debt (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of unsecured promissory notes

	Face value	Carrying amount	Interest payable
Balance - October 31, 2017	$552,173	$552,173	$14,860

Amortization of deferred financing costs	642	642	-
Settled in exchange for convertible promissory note (note 12(iii))	(500,000)	(500,000)	(10,416)
Interest expense on long-term debt	-	-	6,000
Debt repayments	(2,815)	(2,815)	-

Balance - October 31, 2018	50,000	50,000	10,444

Less: current portion	-	-	10,444

Balance - October 31, 2018 net of current portion	$50,000	$50,000	$-

Transactions related to the Company’s unsecured promissory notes during the period from October 31, 2016 to October 31, 2017, include the following:

	Face	Carrying	Interest
	value	amount	payable
Balance - October 31, 2016	$-	$-	$-
12% - February 1, 2017 (i)	50,000	50,000	4,444
25% - October 1, 2017 (ii)	500,000	500,000	10,416
Other	2,815	2,815	-
	552,815	552,815	14,860
Deferred financing costs	(1,170)	(1,170)	-
Amortization of deferred financing costs	528	528	-
Interest expense on long-term debt	-	-	14,860

Balance - October 31, 2017	552,173	552,173	14,860

Less: current portion	502,173	502,173	14,860

Balance - October 31, 2017, net of current portion	$50,000	$50,000	$-

i)	On February 1, 2017: Principal of $50,000 with simple interest accrued at a rate of 12% per annum. Interest only payments due on the following: (i) $6,000 on each of July 1, 2018 and July 1, 2019 and interest and principal payment, $56,000 due on July 1, 2020. As at October 31, 2018, accrued interest of $10,444 (2017 - $4,444) was incurred.

ii)	On October 1, 2017: Principal of $500,000 with simple interest accrued at a rate of 25% per annum. During the year ended October 31, 2018, this Company formalized this debt by way of a convertible promissory note (see note 12(iii)). As at October 31, 2018, accrued interest of $Nil (2017 - $10,416) was incurred.